SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
    The partnership’s operations are organized into four operating segments which are regularly reviewed by the CODM for the purpose of allocating resources to the segment and to assess its performance. The key measures used by the CODM in assessing performance and in making resource allocation decisions are company funds from operations (“Company FFO”) and Company EBITDA. Company FFO is calculated as the partnership’s share of net income and equity accounted income excluding the impact of depreciation and amortization, deferred income taxes, transaction costs, non-cash valuation gains or losses, impairment expense and other items. Company FFO includes realized disposition gains or losses recorded in net income or other comprehensive income, arising from transactions during the reporting period together with fair value changes recorded in prior periods. Company EBITDA is calculated as Company FFO excluding the impact of the partnership’s share of realized disposition gains and losses, interest income and expense, and current income taxes.
    The tables below provide each segment’s results in the format that the CODM organizes its reporting segments to make resource allocation decisions and assess performance. Each segment is presented on a proportionate basis, taking into account the partnership’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The tables below reconcile the partnership’s share of its consolidated results to the partnership’s IFRS consolidated statements of operating results on a line by line basis. Amounts attributable to non-controlling interests were previously presented by segment and the updated presentation below has no impact on the partnership’s operating segments or measures of performance.

	Year ended December 31, 2020
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$7,611	$1,900	$2,965	$—	$12,476	$25,159	$37,635
Direct operating costs	(7,220)	(1,340)	(2,303)	(11)	(10,874)	(21,591)	(32,465)
General and administrative expenses	(136)	(75)	(91)	(82)	(384)	(584)	(968)
Equity accounted Company EBITDA (2)	16	117	33	—	166	147	313
Company EBITDA	271	602	604	(93)	1,384
Gain (loss) on acquisitions /dispositions, net (3)	61	—	24	—	85	219	304
Other income (expense), net (4)	4	(29)	—	—	(25)	(27)	(52)
Interest income (expense), net	(62)	(163)	(255)	(6)	(486)	(996)	(1,482)
Current income tax (expense) recovery	(41)	(3)	(29)	40	(33)	(251)	(284)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(43)	(8)	—	(55)	(33)	(88)
Company FFO	229	364	336	(59)	870
Depreciation and amortization expense (5)					(719)	(1,446)	(2,165)
Impairment expense, net					(112)	(151)	(263)
Gain (loss) on acquisitions / dispositions, net (3)					(11)	(19)	(30)
Other income (expense), net (4)					(121)	284	163
Deferred income tax (expense) recovery					37	93	130
Non-cash items attributable to equity accounted investments (2)					(113)	(55)	(168)
Net income (loss)					$(169)	$749	$580
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $57 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $274 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $111 million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2020, depreciation and amortization expense by segment is as follows: business services $435 million, infrastructure services $665 million, industrials $1,065 million, and corporate and other $nil.

	Year ended December 31, 2019
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,927	$1,815	$2,549	$—	$13,291	$29,741	$43,032
Direct operating costs	(8,607)	(1,324)	(1,886)	(9)	(11,826)	(26,501)	(38,327)
General and administrative expenses	(136)	(53)	(70)	(86)	(345)	(487)	(832)
Equity accounted Company EBITDA (2)	37	30	26	—	93	148	241
Company EBITDA	221	468	619	(95)	1,213
Gain (loss) on acquisitions /dispositions, net (3)	342	—	64	(1)	405	321	726
Other income (expense), net (4)	(1)	(9)	(5)	—	(15)	(10)	(25)
Interest income (expense), net	(50)	(138)	(208)	37	(359)	(915)	(1,274)
Current income tax (expense) recovery	(75)	—	(71)	22	(124)	(200)	(324)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(5)	(7)	(6)	—	(18)	(24)	(42)
Company FFO	432	314	393	(37)	1,102
Depreciation and amortization expense (5)					(571)	(1,233)	(1,804)
Impairment expense, net					(303)	(306)	(609)
Gain (loss) on acquisitions /dispositions, net (3)					—	—	—
Other income (expense), net (4)					(149)	(226)	(375)
Deferred income tax (expense) recovery					38	94	132
Non-cash items attributable to equity accounted investments (2)					(29)	(56)	(85)
Net income (loss)					$88	$346	$434
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $114 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $726 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(400) million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2019, depreciation and amortization expense by segment is as follows: business services $305 million, infrastructure services $686 million, industrials $813 million, corporate and other $nil.

	Year ended December 31, 2018
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,194	$926	$1,074	$7	$11,201	$25,967	$37,168
Direct operating costs	(8,943)	(691)	(552)	(8)	(10,194)	(23,940)	(34,134)
General and administrative expenses	(154)	(25)	(52)	(69)	(300)	(343)	(643)
Equity accounted Company EBITDA (2)	31	85	20	—	136	60	196
Company EBITDA	128	295	490	(70)	843
Gain (loss) on acquisitions /dispositions, net (3)	54	(3)	112	—	163	87	250
Other income (expense), net (4)	—	(1)	(3)	—	(4)	(14)	(18)
Interest income (expense), net	(13)	(57)	(74)	7	(137)	(361)	(498)
Current income tax (expense) recovery	(34)	(6)	(51)	—	(91)	(95)	(186)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(33)	(4)	—	(41)	(13)	(54)
Company FFO	131	195	470	(63)	733
Depreciation and amortization expense (5)					(233)	(515)	(748)
Impairment expense, net					(89)	(129)	(218)
Gain (loss) on acquisitions /dispositions, net (3)					115	135	250
Other income (expense), net (4)					(53)	(65)	(118)
Deferred income tax (expense) recovery					30	58	88
Non-cash items attributable to equity accounted investments (2)					(81)	(51)	(132)
Net income (loss)					$422	$781	$1,203
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(1)Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to equity accounted income (loss), net of $10 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $500 million as per the IFRS consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(136) million as per the IFRS consolidated statements of operating results.
(5)For the year ended December 31, 2018, depreciation and amortization expense by segment is as follows: business services $135 million, infrastructure services $309 million, industrials $304 million, and corporate and other $nil.
Segment Assets
    For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
    The following is an analysis of the partnership's assets by reportable operating segment as at December 31, 2020 and 2019:

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746

	As at December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$18,132	$10,619	$22,742	$258	$51,751
Non-current assets (1)

(US$ MILLIONS)	2020	2019
United States of America	$8,915	$8,214
Europe	8,505	7,141
Canada	6,777	6,610
Australia	5,420	5,110
Brazil	3,673	4,582
Mexico	2,097	2,529
United Kingdom	1,663	2,182
India	1,240	624
Other	1,963	1,964
Total non-current assets	$40,253	$38,956
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(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.